Business combinations - Financial Position of Business Acquired in 2020 (Details) - BRL (R$) R$ in Thousands	2 Months Ended	3 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Nov. 05, 2020	Oct. 01, 2020	Sep. 01, 2020
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash and cash equivalents				R$ 66,788
Trade accounts receivable				213,173
Property and equipment				203,229
Intangible assets				59,439
Intangible assets - Customer relationship				1,493,799
Intangible asset - Trademarks and patents				215,352
Intangible asset - Software				377,678
Deferred tax assets				47,362
Other assets				77,937
Total assets				3,584,334
Trade accounts payable				111,087
Labor and social security liabilities				89,266
Taxes payable				34,645
Deferred tax liabilities				629,058
Provision for contingencies				164,259
Other liabilities				113,280
Total liabilities				1,822,173
Net assets and liabilities				1,762,161
Consideration paid				6,872,003
Goodwill				5,109,842
Adjustments
Net assets and liabilities				R$ 41,843	R$ 61,720
MLabs
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash and cash equivalents	R$ 9,406	R$ 9,406	R$ 9,406		9,406			R$ 9,406
Trade accounts receivable	944	944	944		944			944
Property and equipment	1,695	1,695	1,695		1,695			1,695
Intangible assets - Customer relationship	15,044	15,044	15,044		15,044			2,750
Deferred tax assets	1,562	1,562	1,562		1,562			0
Other assets	15,610	15,610	15,610		15,610			15,610
Total assets	44,261	44,261	44,261		44,261			30,405
Trade accounts payable	146	146	146		146			146
Labor and social security liabilities	1,122	1,122	1,122		1,122			980
Taxes payable	209	209	209		209			0
Deferred tax liabilities	5,115	5,115	5,115		5,115			935
Other liabilities	5,717	5,717	5,717		5,717			1,475
Total liabilities	12,309	12,309	12,309		12,309			3,536
Net assets and liabilities	31,952	31,952	31,952		31,952			26,869
Consideration paid	67,879	67,879	67,879		67,879			69,636
Goodwill	35,927	35,927	35,927		35,927			R$ 42,767
Adjustments
Cash and cash equivalents			0
Trade accounts receivable			0
Property and equipment			0
Intangible asset - Customer relationship			12,294
Deferred tax assets			1,562
Other assets			0
Total assets			13,856
Trade accounts payable			0
Labor and social security liabilities			142
Taxes payable			209
Deferred tax liabilities			4,180
Other liabilities			4,242
Total liabilities			8,773
Net assets and liabilities			5,083
Consideration paid			(1,757)
Goodwill			(6,840)
Questor
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash and cash equivalents	4,342	4,342	4,342		4,342		R$ 4,354
Trade accounts receivable	2,396	2,396	2,396		2,396		1,664
Property and equipment	1,968	1,968	1,968		1,968		1,575
Intangible assets	0	0	0		0		1,119
Intangible assets - Customer relationship	5,876	5,876	5,876		5,876		23,649
Intangible asset - Trademarks and patents	5,734	5,734	5,734		5,734		0
Intangible asset - Software	52,090	52,090	52,090		52,090		4,437
Other assets	11,041	11,041	11,041		11,041		11,539
Total assets	83,447	83,447	83,447		83,447		48,337
Trade accounts payable	792	792	792		792		47
Labor and social security liabilities	2,822	2,822	2,822		2,822		2,822
Taxes payable	582	582	582		582		0
Deferred tax liabilities	21,658	21,658	21,658		21,658		9,549
Provision for contingencies	7,040	7,040	7,040		7,040		0
Other liabilities	1,651	1,651	1,651		1,651		3,482
Total liabilities	34,545	34,545	34,545		34,545		15,900
Net assets and liabilities	48,902	48,902	48,902		48,902		32,437
Consideration paid	65,627	65,627	65,627		65,627		58,324
Goodwill	16,725	16,725	16,725		16,725		R$ 25,887
Adjustments
Cash and cash equivalents		(12)
Trade accounts receivable		732
Property and equipment		393
Intangible asset		(1,119)
Intangible asset - Customer relationship		(17,773)
Intangible asset - Trademarks and patents		5,734
Intangible asset - Software		47,653
Other assets		(498)
Total assets		35,110
Trade accounts payable		745
Labor and social security liabilities		0
Taxes payable		582
Deferred tax liabilities		12,109
Provision for contingencies		7,040
Other liabilities		(1,831)
Total liabilities		18,645
Net assets and liabilities		16,465
Consideration paid		7,303
Goodwill		(9,162)
Sponte
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash and cash equivalents	895	895	895		895	R$ 1,487
Trade accounts receivable	3,489	3,489	3,489		3,489	824
Property and equipment	820	820	820		820	811
Intangible assets	0	0	0		0	9
Intangible assets - Customer relationship	15,390	15,390	15,390		15,390	8,784
Intangible asset - Trademarks and patents	6,632	6,632	6,632		6,632	0
Intangible asset - Software	10,354	10,354	10,354		10,354	0
Other assets	681	681	681		681	681
Total assets	38,261	38,261	38,261		38,261	12,596
Trade accounts payable	104	104	104		104	93
Labor and social security liabilities	2,069	2,069	2,069		2,069	2,069
Taxes payable	285	285	285		285	0
Deferred tax liabilities	11,008	11,008	11,008		11,008	2,987
Other liabilities	1,874	1,874	1,874		1,874	2,173
Total liabilities	15,340	15,340	15,340		15,340	7,322
Net assets and liabilities	22,921	22,921	22,921		22,921	5,274
Consideration paid	89,121	89,121	89,121		89,121	80,553
Goodwill	66,200	66,200	66,200		66,200	75,279
Adjustments
Cash and cash equivalents	(592)
Trade accounts receivable	2,665
Property and equipment	9
Intangible asset	(9)
Intangible asset - Customer relationship	6,606
Intangible asset - Trademarks and patents	6,632
Intangible asset - Software	10,354
Other assets	0
Total assets	25,665
Trade accounts payable	11
Labor and social security liabilities	0
Taxes payable	285
Deferred tax liabilities	8,021
Other liabilities	(299)
Total liabilities	8,018
Net assets and liabilities	17,647
Consideration paid	8,568
Goodwill	(9,079)
Creditinfo Caribbean
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash and cash equivalents	9,494	9,494	9,494		9,494	9,494
Trade accounts receivable	3,888	3,888	3,888		3,888	2,181
Property and equipment	800	800	800		800	800
Intangible assets	3,669	3,669	3,669		3,669	3,669
Intangible assets - Customer relationship	4,332	4,332	4,332		4,332	7,285
Intangible asset - Exclusivity right	0	0	0		0	38,827
Intangible asset - Software	46,385	46,385	46,385		46,385	0
Intangible asset - Operating license	7,121	7,121	7,121		7,121	0
Deferred tax assets	1,570	1,570	1,570		1,570	1,531
Other assets	201	201	201		201	1,908
Total assets	77,460	77,460	77,460		77,460	65,695
Trade accounts payable	2,304	2,304	2,304		2,304	2,334
Labor and social security liabilities	23	23	23		23	23
Taxes payable	222	222	222		222	0
Other liabilities	165	165	165		165	319
Total liabilities	2,714	2,714	2,714		2,714	2,676
Net assets and liabilities	74,746	74,746	74,746		74,746	63,019
Consideration paid	99,868	99,868	99,868		99,868	102,868
Goodwill	25,122	R$ 25,122	R$ 25,122		R$ 25,122	R$ 39,849
Adjustments
Cash and cash equivalents	0
Trade accounts receivable	1,707
Property and equipment	0
Intangible asset	0
Intangible asset - Customer relationship	(2,953)
Intangible asset - Exclusivity right	(38,827)
Intangible asset - Software	46,385
Intangible asset - Operating license	7,121
Deferred tax assets	39
Other assets	(1,707)
Total assets	11,765
Trade accounts payable	(30)
Labor and social security liabilities	0
Taxes payable	222
Other liabilities	(154)
Total liabilities	38
Net assets and liabilities	11,727
Consideration paid	(3,000)
Goodwill	R$ (14,727)